RIGHT OF USE ASSETS - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	$ 2,236
Right-of-use assets at the end of the year	1,435	$ 2,236
Offices
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	2,236
Right-of-use assets at the end of the year	1,435	2,236
Vessels
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	0
Right-of-use assets at the end of the year	0	0
Cost
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	11,395	11,395	$ 115,607
Additions			159
Lease terminations			103,888
Disposals			(483)
Right-of-use assets at the end of the year	11,395	11,395	11,395
Cost | Offices
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	11,395	11,395	11,719
Additions			159
Lease terminations			0
Disposals			(483)
Right-of-use assets at the end of the year	11,395	11,395	11,395
Cost | Vessels
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	0	0	103,888
Additions			0
Lease terminations			103,888
Disposals
Right-of-use assets at the end of the year	0	0	0
Accumulated depreciation
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	(9,159)	(8,287)	(66,813)
Depreciation charge for the period	(896)	(906)	(3,223)
Lease terminations			61,305
Disposals			483
Translation differences	95	34	(39)
Right-of-use assets at the end of the year	(9,960)	(9,159)	(8,287)
Accumulated depreciation | Offices
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	(9,159)	(8,287)	(7,805)
Depreciation charge for the period	(896)	(906)	(926)
Lease terminations			0
Disposals			483
Translation differences	95	34	(39)
Right-of-use assets at the end of the year	(9,960)	(9,159)	(8,287)
Accumulated depreciation | Vessels
Changes in right-of-use assets [Abstract]
Right-of-use assets at the beginning of the year	0	0	(59,008)
Depreciation charge for the period	0	0	(2,297)
Lease terminations			61,305
Disposals			0
Translation differences	0	0	0
Right-of-use assets at the end of the year	$ 0	$ 0	$ 0